STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01

Outstanding at December 31, 2011	5,797,611	0.11	26,882,251	0.23

Issued			87,500	0.20
Expired	(382,716)	0.01	(648,597)	0.35
Exercised

Outstanding at March 31, 2012	5,414,895	0.12	26,321,154	0.21

Issued			2,601,285	0.15
Expired	(345,679)	0.01	(1,170,000)	0.62
Exercised	(412,963)	0.01
Outstanding at June 30, 2012	4,656,253	0.13	27,752,439	0.19

Issued	9,514,286	0.08	5,320,809	0.14
Expired	(700,000)	0.15	(1,292,858)	0.60
Exercised
Outstanding at September 30, 2012	13,470,539	$0.09	31,780,390	$0.17

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

At September 30, 2012, 11,993,687 stock options are fully vested and currently exercisable with a weighted average exercise price of $0.09 and a weighted average remaining term of 7.39 years. All warrants are fully vested and exercisable. Stock-based compensation recognized for the nine months ending September 2012 and September 2011 was $663,770 and $265,393, respectively. The Company has $34,752 of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over a weighted average period of approximately 2 years as of September 2012.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01
Outstanding at December 31, 2011	5,797,611	$0.11	26,882,251	$0.23

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

The following summarizes the status of options and warrants outstanding at September 30, 2012:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	1,785,268	3.13
$0.07	214,286	9.94
$0.08	9,300,000	9.88
$0.15	1,360,000	2.46
$0.35	775,000	0.62
$0.50	30,000	0.12
$1.67	5,985	0.12
Total	13,470,539

Warrants:
$0.01	200,000	3.19
$0.02	71,826	1.70
$0.075	8,657,746	1.59
$0.10	3,128,572	1.58
$0.12	500,000	1.58
$0.13	631,429	1.64
$0.15	8,455,427	4.30
$0.16	500,000	1.52
$0.17	1,882,353	1.52
$0.18	200,000	1.36
$0.20	2,532,739	1.33
$0.25	1,375,000	1.99
$0.35	350,000	0.36
$0.46	2,685,748	0.60
$0.65	609,550	0.42
Total	31,780,390

The following summarizes the status of options and warrants outstanding at December 31, 2011:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	2,926,626	8.97
$0.15	2,060,000	8.60
$0.35	775,000	1.55
$0.50	30,000	0.87
$1.67	5,985	0.87
Total	5,797,611

Warrants:
$0.01	200,000	3.94
$0.02	71,826	2.45
$0.075	4,657,745	2.52
$0.10	2,328,572	1.93
$0.12	500,000	2.33
$0.13	631,429	1.78
$0.15	5,333,334	2.16
$0.16	500,000	2.27
$0.17	1,882,353	2.27
$0.18	200,000	2.11
$0.20	2,445,239	2.05
$0.25	1,375,000	2.74
$0.35	998,597	0.49
$0.46	4,028,606	0.95
$0.65	1,729,550	0.66
Total	26,882,251

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The following table is the listing of stock options and warrants as of September 30, 2012 by year of grant:

Stock Options:
Year	Shares	Price
2007	5,985	$1.67
2008	1,243,292	.01-.35
2009	105,000	.35-.50
2010	1,360,000	.15
2011	1,241,976	.075 - .25
2012	9,514,286	.07 - .08
Total	4,656,253	$.01-1.67

Warrants:
Year	Shares	Price
2006	35,913	$.02
2007	-	-
2008	1,628,771	.02-.46
2009	448,207	.13-.65
2010	3,435,662	.01-.65
2011	18,222,243	.075-.25
2012	8,009,594	.10-.20
Total	31,780,390	$.01-.65

The following table is the listing of stock options and warrants as of December 31, 2011 by year of grant:

Stock Options:
Year	Shares	Price
2006	-	$-
2007	5,985	1.67
2008	1,243,292	.01-.35
2009	105,000	.35-.50
2010	2,060,000	.15
2011	2,383,334	.01
Total	5,797,611	$.01-1.67

Warrants:
Year	Shares	Price
2006	35,913	$.02
2007	28,502	.35
2008	2,971,629	.02-.46
2009	2,188,302	.13-.65
2010	3,435,662	.01-.65
2011	18,222,243	.075-.25
Total	26,882,251	$.01-1.67